SCHWAB INVESTMENTS

Schwab® Taxable Bond Funds

Schwab® Short-Term Bond Index Fund

Schwab® Treasury Inflation Protected Securities Index Fund

Schwab® U.S. Aggregate Bond Index Fund

Schwab® Municipal Bond Funds

Schwab® Tax-Free Bond Fund

Schwab® California Tax-Free Bond Fund

Schwab® Opportunistic Municipal Bond Fund

(each, a fund and collectively, the funds)

Supplement dated March 17, 2026, to the funds’ currently effective

Statutory Prospectuses and Statements of Additional Information (SAIs)

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with these documents.

Effective March 17, 2026, all references to James Cortez in the Schwab Municipal Bond Funds Statutory Prospectus and SAI are hereby deleted in their entirety, and all references to Mark McKissick in the Schwab Taxable Bond Funds Statutory Prospectus and SAI are hereby deleted in their entirety.

Additionally, effective March 17, 2026, Steven Hung is added as a portfolio manager to the Schwab Treasury Inflation Protected Securities Index Fund. Accordingly, the following changes are made to the Schwab Taxable Bond Funds’ Statutory Prospectus and SAI:

1.	Statutory Prospectus – Under the “Portfolio Managers” section on page 7: The reference to Steven Hung is added:

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2026.

2.	Statutory Prospectus — Under the “Fund Management” section: The reference to Steven Hung is deleted and replaced in its entirety with the following:

Steven Hung, Senior Portfolio Manager, for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined Schwab’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

3.	SAI — Under “Other Accounts.” in the “PORTFOLIO MANAGERS” section: The reference to Steven Hung is deleted and replaced in its entirety with the following:

	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steven Hung(1)	4	$24,038,913,033	0	$0	0	$0

(1)	The information provided for Steven Hung is as of February 27, 2026.

4.	SAI — Under “Ownership of Fund Shares.” in the “PORTFOLIO MANAGERS” section: The reference to Steven Hung is deleted and replaced in its entirety with the following:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Steven Hung(1)	Schwab Short-Term Bond Index Fund	None
	Schwab Treasury Inflation Protected Securities Index Fund	None
	Schwab U.S. Aggregate Bond Index Fund	None

(1)	The information provided for Steven Hung is as of February 27, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG130293-00 (03/26)

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